Hartford International Opportunities HLS Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
IA
Prospectus [Line Items]
Average Annual Return, Percent	30.41%	6.86%	8.14%
IB
Prospectus [Line Items]
Average Annual Return, Percent	30.06%	6.60%	7.86%